UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437

13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John D. Gillespie
Title:    Managing Member
Phone:    (203) 458-1500

Signature, Place and Date of Signing:


/s/ John D. Gillespie               Guilford, CT            August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name

     None                          None
     --------------------          ---------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       94

Form 13F Information Table Value Total: $522,302
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
13F Report: (06/30/05) PROSPECTOR PARTNERS LLC
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          COLUMN 1               COL 2          COLUMN 3    COLUMN 4        COLUMN 5         COL 6    COL 7           COLUMN 8
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                                 TITLE                                                                           VOTING AUTHORITY
                                 OF                          VALUE     SHRS OR   SH/ PUT/   INVSTMT   OTHER   ----------------------
       NAME OF ISSUER            CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN    MNGRS   SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABITIBI-CONSOLIDATED INC         COM            003924107    2,286       510,200 SH         SOLE                510,200 0      0
AETNA INC NEW                    COM            00817Y108   10,949       132,200 SH         SOLE                132,200 0      0
AMERADA HESS CORP                COM            023551104    5,645        53,000 SH         SOLE                 53,000 0      0
AMERICAN PHYSICIANS SVC GROUP    COM            028882108      473        40,854 SH         SOLE                 40,854 0      0
AMERICAN WEST BANCORPORATION     COM            03058P109      453        22,719 SH         SOLE                 22,719 0      0
ANHEUSER BUSCH COS INC           COM            035229103    5,824       127,300 SH         SOLE                127,300 0      0
ARCH COAL INC                    COM            039380100    3,138        57,600 SH         SOLE                 57,600 0      0
ASPEN INSURANCE HLDGS LTD        SHS            G05384105      744        27,000 SH         SOLE                 27,000 0      0
ASSURANT INC                     COM            04621X108   17,227       477,200 SH         SOLE                477,200 0      0
ASTORIA FINL CORP                COM            046265104      512        18,000 SH  PUT    SOLE                 18,000 0      0
AUTOMATIC DATA PROCESSING INC    COM            053015103    8,910       212,300 SH         SOLE                212,300 0      0
AXIS CAPITAL HLDGS               SHS            G0692U109    8,298       293,200 SH         SOLE                293,200 0      0
BANK OF HAWAII CORP              COM            062540109    3,895        76,750 SH         SOLE                 76,750 0      0
BEAR STEARNS COS INC             COM            073902108    2,931        28,200 SH         SOLE                 28,200 0      0
BERKSHIRE HATHAWAY  INC DEL      CL A           084670108   33,819           405 SH         SOLE                    405 0      0
BERKSHIRE HATHAWAY INC DEL       CL B           084670207   12,233         4,395 SH         SOLE                  4,395 0      0
BERKSHIRE HILLS BANCORP INC      COM            084680107    1,703        51,100 SH         SOLE                 51,100 0      0
BIG 5 SPORTING GOODS CORP        COM            08915P101      830        29,225 SH         SOLE                 29,225 0      0
BISYS GROUP INC                  COM            055472104      151        10,120 SH         SOLE                 10,120 0      0
CARVER BANCORP INC               COM            146875109      233        13,700 SH         SOLE                 13,700 0      0
CENTRAL PAC FINL CORP            COM            154760102   11,484       322,600 SH         SOLE                322,600 0      0
CENTURY BANCORP INC              CL A NON VTG   156432106      781        25,700 SH         SOLE                 25,700 0      0
CHECKERS DRIVE-IN RESTAURANTS    COM NEW        162809305      789        58,512 SH         SOLE                 58,512 0      0
CHURCH & DWIGHT INC              COM            171340102    3,144        86,850 SH         SOLE                 86,850 0      0
CIBER INC                        COM            17163B102      272        34,100 SH         SOLE                 34,100 0      0
CINCINNATI FINL CORP             COM            172062101    5,832       147,432 SH         SOLE                147,432 0      0
CITIGROUP INC                    COM            172967101    2,774        60,000 SH         SOLE                 60,000 0      0
CLOROX CO DEL                    COM            189054109    4,386        78,700 SH         SOLE                 78,700 0      0
CMS ENERGY CORP                  COM            125896100    9,939       660,000 SH         SOLE                660,000 0      0
COMPASS MINERALS INTL INC        COM            20451N101    1,111        47,500 SH         SOLE                 47,500 0      0
COVENTRY HLTH CARE INC           COM            222862104   13,775       194,708 SH         SOLE                194,708 0      0
COWLITZ BANCORP LONGVIEW WASH    COM            223767104      284        23,000 SH         SOLE                 23,000 0      0
EL PASO ELEC CO                  COM NEW        283677854    8,169       399,500 SH         SOLE                399,500 0      0
EQUITY OFFICE PROPERTIES TRUST   COM            294741103    1,784        53,900 SH         SOLE                 53,900 0      0
FAIRMONT HOTELS RESORTS INC      COM            305204109    7,767       223,000 SH         SOLE                223,000 0      0
FEDERATED INVS INC               CL B           314211103    7,415       247,100 SH         SOLE                247,100 0      0
FIRST DATA CORP                  COM            319963104   13,547       337,520 SH         SOLE                337,520 0      0
FIRST DEFIANCE FINL CORP COM     COM            32006W106      684        25,600 SH         SOLE                 25,600 0      0
FIRST MARINER BANCORP            COM            320795107      206        12,700 SH         SOLE                 12,700 0      0
FIRST STATE FINL CORP FLA        COM            33708M206      198        15,800 SH         SOLE                 15,800 0      0
GALLAGHER ARTHUR J & CO COM      COM            363576109      271        10,000 SH         SOLE                 10,000 0      0
GENWORTH FINL INC                COM CL A       37247D106    6,191       204,800 SH         SOLE                204,800 0      0
GOLDMAN SACHS GROUP INC          COM            38141G104    6,611        64,800 SH         SOLE                 64,800 0      0
HUDSON CITY BANCORP              COM            443683107    2,260       198,087 SH         SOLE                198,087 0      0
INTERACTIVE DATA CORP            COM            45840J107    1,002        48,200 SH         SOLE                 48,200 0      0
INTL SPEEDWAY CORP               CL A           460335201    1,479        26,300 SH         SOLE                 26,300 0      0
IPC HOLDINGS LTD                 ORD            G4933P101      242         6,100 SH         SOLE                  6,100 0      0
JPMORGAN CHASE & CO              COM            46625H100    3,833       108,548 SH         SOLE                108,548 0      0
KEARNY FINL CORP                 COM            487169104    1,091        92,477 SH         SOLE                 92,477 0      0
KNBT BANCORP INC                 COM            482921103      232        15,400 SH         SOLE                 15,400 0      0
LEHMAN BRO HLDGS INC             COM            524908100   11,635       117,200 SH         SOLE                117,200 0      0
LEUCADIA NATL CORP               COM            527288104   20,598       533,204 SH         SOLE                533,204 0      0
MARATHON OIL CORP                COM            565849106    8,800       164,900 SH         SOLE                164,900 0      0
MAX RE CAPITAL LTD HAMILTON      SHS            G6052F103    2,762       120,600 SH         SOLE                120,600 0      0
METLIFE INC                      COM            59156R108    5,963       132,700 SH         SOLE                132,700 0      0
MONTPELIER RE HOLDINGS, LTD      SHS            G62185106   33,697       974,460 SH         SOLE                974,460 0      0
MORGAN STANLEY ASIA-PACIFIC      COM            61744U106    2,012       153,355 SH         SOLE                153,355 0      0
NATIONWIDE FINL SVCS INC         CL A           638612101    8,760       230,900 SH         SOLE                230,900 0      0
NEW YORK COMMUNITY BANCORP       COM            649445103    1,812       100,000 SH  PUT    SOLE                100,000 0      0
NRG ENERGY INC                   COM NEW        629377508   11,126       295,900 SH         SOLE                295,900 0      0
OHIO CAS CORP                    COM            677240103   14,550       601,969 SH         SOLE                601,969 0      0
PEOPLE'S BANK BRIDGEPORT CONN    COM            710198102    2,722        90,000 SH         SOLE                 90,000 0      0
PEPSICO INC                      COM            713448108    5,160        95,700 SH         SOLE                 95,700 0      0
PLATINUM UNDERWRITER HLDGS       COM            G7127P100      846        26,600 SH         SOLE                 26,600 0      0
PNC FINL SVCS GRP                COM            693475105    5,446       100,000 SH         SOLE                100,000 0      0
POST PPTYS INC                   COM            737464107    4,665       129,200 SH         SOLE                129,200 0      0
PROGRESSIVE CORP OHIO            COM            743315103    3,269        33,075 SH         SOLE                 33,075 0      0
PRUDENTIAL FINL INC              COM            744320102   13,132       200,000 SH         SOLE                200,000 0      0
PULTE HOMES INC                  COM            745867101    4,525        53,708 SH         SOLE                 53,708 0      0
RAYMOND JAMES FINL INC           COM            754730109      613        21,700 SH         SOLE                 21,700 0      0
REPUBLIC FIRST BANCORP INC       COM            760416107      299        22,400 SH         SOLE                 22,400 0      0
RYLAND GROUP INC                 COM            783764103    7,094        93,500 SH         SOLE                 93,500 0      0
SAFETY INS GROUP INC             COM            78648T100    2,445        72,415 SH         SOLE                 72,415 0      0
SCHERING PLOUGH CORP             COM            806605101    1,083        56,800 SH         SOLE                 56,800 0      0
SEABRIGHT INSURANCE HLDG         COM            811656107    1,111        97,150 SH         SOLE                 97,150 0      0
SIERRA PAC RES NEW               COM            826428104   15,350     1,232,900 SH         SOLE              1,232,900 0      0
SOUND FED BANCOR P INC           COM            83607V104      183        11,300 SH         SOLE                 11,300 0      0
SOUTHWEST BANCORP INC OKLA       COM            844767103      410        20,000 SH         SOLE                 20,000 0      0
STREETTRACKS GOLD TR             GOLD SHS       863307104    7,550       173,800 SH         SOLE                173,800 0      0
SYMS CORP                        COM            871551107      553        37,600 SH         SOLE                 37,600 0      0
SYNERGY FINANCIAL GROUP INC      COM            87162V102      589        49,500 SH         SOLE                 49,500 0      0
BANCORP INC DEL                  COM            05969A105    2,303       132,010 SH         SOLE                132,010 0      0
TIB FINL CORP                    COM            872449103      345        12,800 SH         SOLE                 12,800 0      0
TIMBERLAND BANCORP INC           COM            887098101    1,350        60,100 SH         SOLE                 60,100 0      0
TORCHMARK CORP                   COM            891027104      731        14,000 SH         SOLE                 14,000 0      0
UNIONBANCAL CORP                 COM            908906100   12,615       188,500 SH         SOLE                188,500 0      0
UNISOURCE ENERGY CORP            COM            909205106    8,257       268,500 SH         SOLE                268,500 0      0
UNOCAL CORP                      COM            915289102    3,637        55,900 SH         SOLE                 55,900 0      0
WACHOVIA CORP 2ND NEW            COM            929903102   12,881       259,700 SH         SOLE                259,700 0      0
WASHINGTON POST CO               CL B           939640108    1,087         1,300 SH         SOLE                  1,300 0      0
WESCO FINL CORP                  COM            950817106      822         2,286 SH         SOLE                  2,286 0      0
WILLIS GROUP HDLS LTD            SHS            G96655108    2,169        66,300 SH         SOLE                 66,300 0      0
WSFS FINL CORP                   COM            929328102      426         7,800 SH         SOLE                  7,800 0      0
WHITE MTNS INS GRP  LTD          COM            G9618E107   39,116        62,000 SH         SOLE                 62,000 0      0

02081.0001 #571388